UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one):    [ ]is a restatement.
                                         [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Marvin & Palmer Associates, Inc.
Address:      1201 N. Market Street
              Suite 2300
              Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Karen T. Buckley
Title:        Chief Financial
              Officer - Principal
Phone:        (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley             Wilmington,         May 12, 2009
                                Delaware
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      145

Form 13F Information Table Value Total:      $1,866,601
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.  Form 13F File Number     Name

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               Column 1              Column 2  Column 3  Column 4    Column 5    Column 6    Column 7             Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       SHRS OR
                                                                       SH/PUT/
  NAME OF ISSUER                     TITLE OF             VALUE        PRN AMT  INVESTMENT  OTHER
                                       CLASS     CUSIP   (x$1000)      PRN CALL DISCRETION  MANAGERS         VOTING AUTHORITY
                                                                                                         --------------------------
                                                                                                         SOLE      SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Activision Blizzard, Inc.             00507V109   Com      $14,438   1,380,300     Sole               1,380,300
Activision Blizzard, Inc.             00507V109   Com       $3,362     321,400     Sole                                     321,400
Amazon.com, Inc.                      023135106   Com      $64,194     874,100     Sole                 874,100
Amazon.com, Inc.                      023135106   Com      $14,747     200,800     Sole                                     200,800
Ambev ADR                             20441W203   ADR       $4,952     103,700     Sole                 103,700
Ambev ADR                             20441W203   ADR       $2,715      56,862     Sole                                      56,862
American Tower Corp                   029912201   Com       $9,430     309,900     Sole                 309,900
American Tower Corp                   029912201   Com       $2,249      73,900     Sole                                      73,900
Anadarko Petroleum Corp               032511107   Com      $19,978     513,700     Sole                 513,700
Anadarko Petroleum Corp               032511107   Com       $4,900     126,000     Sole                                     126,000
Analog Devices, Inc.                  032654105   Com      $18,412     955,500     Sole                 955,500
Analog Devices, Inc.                  032654105   Com       $4,241     220,100     Sole                                     220,100
Aon Corporation                       037389103   Com       $5,784     141,700     Sole                 141,700
Aon Corporation                       037389103   Com       $2,078      50,900     Sole                                      50,900
Apache Corp.                          037411105   Com      $10,001     156,050     Sole                 156,050
Apache Corp.                          037411105   Com       $2,314      36,100     Sole                                      36,100
Apollo Group                          037604105   Com       $9,196     117,400     Sole                 117,400
Apollo Group                          037604105   Com       $2,185      27,900     Sole                                      27,900
AutoZone Inc                          053332102   Com      $15,481      95,200     Sole                  95,200
AutoZone Inc                          053332102   Com       $3,691      22,700     Sole                                      22,700
Banco Itau Hldg. Financeira SA ADR    465562106   ADR      $11,731   1,068,825     Sole               1,068,825
Banco Itau Hldg. Financeira SA ADR    465562106   ADR       $5,948     542,050     Sole                                     542,050
BanColombia SA ADR                    05968L102   ADR       $4,957     251,500     Sole                 251,500
BanColombia SA ADR                    05968L102   ADR       $2,492     126,400     Sole                                     126,400
Best Buy Company, Inc.                086516101   Com       $7,778     204,900     Sole                 204,900
Best Buy Company, Inc.                086516101   Com       $2,133      56,200     Sole                                      56,200
Broadcom Corporation                  111320107   Com      $36,076   1,805,600     Sole               1,805,600
Broadcom Corporation                  111320107   Com       $8,390     419,900     Sole                                     419,900
Celgene Corporation                   151020104   Com      $32,052     721,900     Sole                 721,900

Celgene Corporation                   151020104   Com       $7,455     167,900     Sole                                     167,900
Chevron Corporation                   166764100   Com      $13,804     205,300     Sole                 205,300
Chevron Corporation                   166764100   Com       $3,241      48,200     Sole                                      48,200
Cia Vale Do Rio Doce-Sp ADR           204412209   ADR         $383      28,800     Sole                  28,800
Cisco Systems                         17275R102   Com      $17,858   1,064,900     Sole               1,064,900
Cisco Systems                         17275R102   Com       $3,896     232,300     Sole                                     232,300
Coca-Cola Company                     191216100   Com      $11,036     251,100     Sole                 251,100
Coca-Cola Company                     191216100   Com       $2,562      58,300     Sole                                      58,300
Cognizant Technology Solutions        192446102   Com      $31,530   1,516,600     Sole               1,516,600
Cognizant Technology Solutions        192446102   Com       $7,341     353,100     Sole                                     353,100
Companhia Energetica de Minas ADR     204409601   ADR       $6,027     407,800     Sole                 407,800
Companhia Energetica de Minas ADR     204409601   ADR       $4,331     293,000     Sole                                     293,000
Copa Holdings SA                      P31076105   Com       $3,701     129,100     Sole                 129,100
Copa Holdings SA                      P31076105   Com       $2,004      69,886     Sole                                      69,886
CVS Corp.                             126650100   Com      $21,901     796,700     Sole                 796,700
CVS Corp.                             126650100   Com       $5,347     194,500     Sole                                     194,500
Danaher Corporation                   235851102   Com      $27,199     501,200     Sole                 501,200
Danaher Corporation                   235851102   Com       $6,241     115,000     Sole                                     115,000
DIRECTV Group, Inc.                   25459L106   Com      $19,654     862,400     Sole                 862,400
DIRECTV Group, Inc.                   25459L106   Com       $4,695     206,000     Sole                                     206,000
Dominion Resources, Inc.              25746U109   Com      $13,320     429,800     Sole                 429,800
Dominion Resources, Inc.              25746U109   Com       $3,545     114,400     Sole                                     114,400
EMC Corp.                             268648102   Com      $28,883   2,533,600     Sole               2,533,600
EMC Corp.                             268648102   Com       $6,527     572,500     Sole                                     572,500
Empresa Nacional de Elec SA ADR       29244T101   ADR       $4,901     130,700     Sole                 130,700
Empresa Nacional de Elec SA ADR       29244T101   ADR       $2,475      66,000     Sole                                      66,000
Exxon Mobil Corp.                     30231G102   Com      $25,071     368,150     Sole                 368,150
Exxon Mobil Corp.                     30231G102   Com       $5,843      85,800     Sole                                      85,800
First Solar, Inc.                     336433107   Com      $12,726      95,900     Sole                  95,900
First Solar, Inc.                     336433107   Com       $2,999      22,600     Sole                                      22,600
Freeport-McMoRan Copper & Gold        35671D857   Com      $17,351     455,300     Sole                 455,300


Freeport-McMoRan Copper & Gold        35671D857   Com       $4,082     107,100     Sole                                     107,100
Genzyme Corp.                         372917104   Com      $43,664     735,200     Sole                 735,200
Genzyme Corp.                         372917104   Com      $10,346     174,200     Sole                                     174,200
Gilead Sciences, Inc.                 375558103   Com      $34,149     737,240     Sole                 737,240
Gilead Sciences, Inc.                 375558103   Com       $7,640     164,940     Sole                                     164,940
Goldcorp, Inc.                        380956409   Com       $7,140     214,300     Sole                 214,300
Goldcorp, Inc.                        380956409   Com      $19,992     600,000     Sole                                     600,000
Goldman Sachs Group, Inc.             38141G104   Com      $45,377     428,000     Sole                 428,000
Goldman Sachs Group, Inc.             38141G104   Com      $10,189      96,100     Sole                                      96,100
Google, Inc.                          38259P508   Com      $53,633     154,090     Sole                 154,090
Google, Inc.                          38259P508   Com      $12,349      35,480     Sole                                      35,480
Hewlett-Packard                       428236103   Com      $14,597     453,400     Sole                 453,400
Hewlett-Packard                       428236103   Com       $3,406     105,800     Sole                                     105,800
Home Depot, Inc.                      437076102   Com      $21,626     917,900     Sole                 917,900
Home Depot, Inc.                      437076102   Com       $4,908     208,300     Sole                                     208,300
Icici Bank ADR                        45104G104   ADR       $5,115     384,900     Sole                 384,900
Icici Bank ADR                        45104G104   ADR       $2,544     191,400     Sole                                     191,400
Infosys Technologies ADR              456788108   ADR       $3,824     143,600     Sole                 143,600
Infosys Technologies ADR              456788108   ADR       $1,859      69,800     Sole                                      69,800
IntercontinentalExchange, Inc.        45865V100   Com      $11,803     158,500     Sole                 158,500
IntercontinentalExchange, Inc.        45865V100   Com       $2,606      35,000     Sole                                      35,000
International Business Machines       459200101   Com      $27,856     287,500     Sole                 287,500
International Business Machines       459200101   Com       $6,714      69,300     Sole                                      69,300
Johnson & Johnson                     478160104   Com      $27,489     522,600     Sole                 522,600
Johnson & Johnson                     478160104   Com       $6,801     129,300     Sole                                     129,300
Kohl's Corporation                    500255104   Com      $48,067   1,135,800     Sole               1,135,800
Kohl's Corporation                    500255104   Com      $11,185     264,300     Sole                                     264,300
Lowe's Companies                      548661107   Com      $32,463   1,778,800     Sole               1,778,800
Lowe's Companies                      548661107   Com       $7,463     408,916     Sole                                     408,916
Medco Health Solutions, Inc.          58405U102   Com      $30,476     737,200     Sole                 737,200
Medco Health Solutions, Inc.          58405U102   Com       $7,061     170,800     Sole                                     170,800
Mobile Telesystems ADR                607409109   ADR       $2,726      91,100     Sole                  91,100
Mobile Telesystems ADR                607409109   ADR       $1,589      53,100     Sole                                      53,100
Monsanto Company                      61166W101   Com      $56,018     674,100     Sole                 674,100
Monsanto Company                      61166W101   Com      $13,196     158,800     Sole                                     158,800


Morgan Stanley                        617446448   Com      $28,039   1,231,400     Sole               1,231,400
Morgan Stanley                        617446448   Com       $6,130     269,200     Sole                                     269,200
Mosaic Co.                            61945A107   Com      $24,793     590,600     Sole                 590,600
Mosaic Co.                            61945A107   Com       $5,747     136,900     Sole                                     136,900
National Oilwell Varco, Inc.          637071101   Com      $17,639     614,400     Sole                 614,400
National Oilwell Varco, Inc.          637071101   Com       $3,928     136,800     Sole                                     136,800
NetApp, Inc.                          64110D104   Com      $31,099   2,095,600     Sole               2,095,600
NetApp, Inc.                          64110D104   Com       $7,272     490,000     Sole                                     490,000
Newmont Mining Corporation            651639106   Com      $11,615     259,500     Sole                 259,500
Newmont Mining Corporation            651639106   Com       $2,699      60,300     Sole                                      60,300
Nvidia Corp.                          67066G104   Com      $13,971   1,416,900     Sole               1,416,900
Nvidia Corp.                          67066G104   Com       $3,260     330,600     Sole                                     330,600
Oracle Corporation                    68389X105   Com      $55,133   3,051,100     Sole               3,051,100
Oracle Corporation                    68389X105   Com      $12,938     716,000     Sole                                     716,000
Petroleo Brasileiro ADR               71654V408   ADR      $26,603     873,100     Sole                 873,100
Petroleo Brasileiro ADR               71654V408   ADR      $10,329     339,000     Sole                                     339,000
Qualcomm, Inc.                        747525103   Com      $53,906   1,385,400     Sole               1,385,400
Qualcomm, Inc.                        747525103   Com      $12,245     314,700     Sole                                     314,700
Quimica y Minera de Chile SA - sp ADR 833635105   ADR       $2,462      92,700     Sole                  92,700
Quimica y Minera de Chile SA - sp ADR 833635105   ADR       $1,060      39,900     Sole                                      39,900
Shanda Interactive Ent., Ltd. ADR     81941Q203   ADR       $1,668      42,200     Sole                  42,200
Shanda Interactive Ent., Ltd. ADR     81941Q203   ADR         $893      22,600     Sole                                      22,600
Southern Copper Corporation           84265V105   Com       $9,450     542,500     Sole                 542,500
Southern Copper Corporation           84265V105   Com       $4,867     279,400     Sole                                     279,400
Southwestern Energy Co.               845467109   Com      $15,385     518,200     Sole                 518,200
Southwestern Energy Co.               845467109   Com       $3,732     125,700     Sole                                     125,700
Sterlite Industries India Ltd. ADR    859737207   ADR          $42       6,000     Sole                   6,000
Symantec Corp                         871503108   Com       $9,642     645,400     Sole                 645,400
Symantec Corp                         871503108   Com       $2,422     162,100     Sole                                     162,100
Taiwan Semiconductor ADR              874039100   ADR         $269      30,000     Sole                  30,000
Tele Norte Leste Partic ADR           879246106   ADR       $4,465     322,600     Sole                 322,600
Tele Norte Leste Partic ADR           879246106   ADR       $2,991     216,117     Sole                                     216,117
Teva Pharmaceutical Ind. ADR          881624209   ADR      $12,393     275,100     Sole                 275,100


Teva Pharmaceutical Ind. ADR          881624209   ADR       $7,235     160,600     Sole                                     160,600
United Parcel Service, Inc.           911312106   Com      $14,732     299,300     Sole                 299,300
United Parcel Service, Inc.           911312106   Com       $3,303      67,100     Sole                                      67,100
Verizon Communications, Inc.          92343V104   Com      $15,221     504,000     Sole                 504,000
Verizon Communications, Inc.          92343V104   Com       $3,552     117,600     Sole                                     117,600
Visa Inc.                             92826C839   Com      $25,965     467,000     Sole                 467,000
Visa Inc.                             92826C839   Com       $5,788     104,100     Sole                                     104,100
Vivo Participacoes SA ADR             92855S200   ADR       $9,588     721,600     Sole                 721,600
Vivo Participacoes SA ADR             92855S200   ADR       $5,074     382,200     Sole                                     382,200
Wal Mart Stores, Inc.                 931142103   Com      $35,535     678,850     Sole                 678,850
Wal Mart Stores, Inc.                 931142103   Com       $8,188     156,400     Sole                                     156,400
Xilinx                                983919101   Com      $10,668     556,800     Sole                 556,800
Xilinx                                983919101   Com       $2,564     133,800     Sole                                     133,800
XTO Energy, Inc.                      98385X106   Com      $31,342   1,019,400     Sole               1,019,400
XTO Energy, Inc.                      98385X106   Com       $7,419     241,300     Sole                                     241,300
Yum! Brands, Inc.                     988498101   Com      $25,642     933,100     Sole                 933,100
Yum! Brands, Inc.                     988498101   Com       $5,993     218,100     Sole                                     218,100